Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	BLUE OWL CAPITAL CORPORATION
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-01190
Entity Tax Identification Number	47-5402460
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	OBDC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001655888
Amendment Flag	false